As filed electronically with the Securities and Exchange Commission on December 22, 2011.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-00507

Pre-Effective Amendment No.

Post-Effective Amendment No. 100

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No.            101

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 21st day of December, 2011.

TRANSAMERICA SERIES TRUST

By:	/s/ John K. Carter
John K. Carter President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 100 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	December 21, 2011

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	December 21, 2011

/s/ Leo J. Hill Leo J. Hill*+	Trustee	December 21, 2011

/s/ David W. Jennings David W. Jennings*	Trustee	December 21, 2011

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	December 21, 2011

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	December 21, 2011

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	December 21, 2011

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	December 21, 2011

/s/ Patricia L. Sawyer Patricia Sawyer*	Trustee	December 21, 2011

/s/ John W. Waechter John W. Waechter*	Trustee	December 21, 2011

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	December 21, 2011

/s/ Dennis P. Gallagher * By: Dennis P. Gallagher**		December 21, 2011

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 100 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibits	Description of Exhibits

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE